Financial instruments - financial and other risks - Financing risks (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Mar. 21, 2025	Jan. 31, 2025	Dec. 31, 2024	May 31, 2020
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities					$ 288.2
Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate						7.00%
Unsecured Senior Notes Due 2025 | Repayment Of Debt Obligation
Disclosure of detailed information about financial instruments [line items]
Repayments of non-current borrowings	$ 70.6		$ 70.6
Unsecured Senior Notes Due 2030 | Long-term borrowings
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities			$ 200.0	$ 200.0
Borrowings interest rate				7.50%
2025 $500.0 Million Revolving Credit Facility | Long-term borrowings
Disclosure of detailed information about financial instruments [line items]
Loan maximum borrowing capacity		$ 500.0
Borrowings, percent revolving loan		100.00%
Borrowings instrument, term		7 years